Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net

7. Accounts Receivable, Net

Accounts receivable, net of allowance for doubtful accounts of $21,088,503 and $31,068,977 for the years ended December 31, 2010 and 2011, respectively, consists of following:

	December 31,
	2010	2011
Billed receivable	$83,892,036	$156,633,471
Unbilled receivable	73,436,707	92,572,783

Total	$157,328,743	$249,206,254

Unbilled receivables represent amounts earned under advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.

An analysis of allowance for doubtful accounts for the years ended December 31, 2010 and 2011 is as follows:

	2010	2011
Balance at beginning of year	$33,596,096	$21,088,503
Bad debt expenses	454,624	16,013,208
Recoveries and (write-offs), net	(10,393,667)	(7,254,193)
Disposition of subsidiaries	(3,312,436)	—
Effect of exchange rate changes	743,886	1,221,459

Balance at end of year	$21,088,503	$31,068,977